Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 4) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Nonaccrual with NO ACL	$ 7,009,631	$ 8,338,166
90 Days Or More And Accruing	478,623	806,325
Commercial Real Estates [Member]
Nonaccrual with NO ACL	1,020,249	1,196,838
90 Days Or More And Accruing	0	0
Residential real estate - 1st lien [Member]
Nonaccrual with NO ACL	253,064	752,850
90 Days Or More And Accruing	253,055	806,325
Commercial & industrial [Member]
Nonaccrual with NO ACL	5,720,577	6,365,276
90 Days Or More And Accruing	0	0
Residential real estate - Jr lien [Member]
Nonaccrual with NO ACL	15,741	23,202
90 Days Or More And Accruing	$ 225,568	$ 0